AB Municipal Income Fund, Inc.

AB New York Portfolio

Portfolio of Investments

February 29, 2020 (unaudited)

	Principal
	Amount
	(000)	U.S. $ Value
MUNICIPAL OBLIGATIONS – 102.0%
Long-Term Municipal Bonds – 102.0%
New York – 91.7%
Albany County Airport Authority
AGM Series 2010A
5.00%, 12/15/2025-12/15/2026	$4,540	$4,594,299
Brookhaven Local Development Corp.
(Jefferson's Ferry)
Series 2016
5.25%, 11/01/2036	1,500	1,794,780
Buffalo & Fort Erie Public Bridge Authority
Series 2017
5.00%, 01/01/2042	2,250	2,717,955
Build NYC Resource Corp.
Series 2012
5.00%, 08/01/2032 (Pre-refunded/ETM)	1,000	1,099,840
Build NYC Resource Corp.
(City University of New York (The))
Series 2014A
5.00%, 06/01/2030-06/01/2034	2,980	3,470,784
Build NYC Resource Corp.
(Metropolitan College of New York)
Series 2014
5.25%, 11/01/2029	2,305	2,549,007
5.50%, 11/01/2044	1,625	1,773,801
Build NYC Resource Corp.
(Metropolitan Lighthouse Charter School)
5.00%, 06/01/2052(a)	500	559,840
City of New York NY
Series 2016A
5.00%, 08/01/2037	5,000	6,180,950
Series 2016B
5.00%, 12/01/2034	2,000	2,508,760
Series 2016C
5.00%, 08/01/2032	5,000	6,140,350
City of Newburgh NY
Series 2012A
5.25%, 06/15/2028 (Pre-refunded/ETM)	1,065	1,166,654
5.50%, 06/15/2032 (Pre-refunded/ETM)	1,320	1,453,426
County of Nassau NY
Series 2016A
5.00%, 01/01/2034-01/01/2038	5,345	6,453,787
Series 2016C
5.00%, 04/01/2034-04/01/2036	10,420	12,659,296
Dutchess County Local Development Corp.
Series 2014A
5.00%, 07/01/2044 (Pre-refunded/ETM)	4,175	4,913,516
Dutchess County Local Development Corp.
(Health QuestSystems Obligated Group)
Series 2016B
5.00%, 07/01/2046	4,980	5,909,567
East Rochester Housing Authority
(St. John's Health Care Corp.)
Series 2010A
5.00%, 04/20/2027	2,550	2,613,265
Erie County Fiscal Stability Authority
Series 2011C
5.00%, 12/01/2028 (Pre-refunded/ETM)	7,260	7,806,823

	Principal
	Amount
	(000)	U.S. $ Value
Hempstead Town Local Development Corp.
(Hofstra University)
Series 2011
5.00%, 07/01/2028	$650	$684,028
Hempstead Town Local Development Corp.
(Molloy College)
Series 2014
5.00%, 07/01/2034-07/01/2039	2,945	3,379,590
Hudson Yards Infrastructure Corp.
Series 2017A
5.00%, 02/15/2042	5,000	6,181,200
Jefferson County Industrial Development Agency
(ReEnergy Black River LLC)
5.25%, 01/01/2024(b)	1,000	1,006,810
Long Island Power Authority
Series 2012B
5.00%, 09/01/2027	2,500	2,766,225
Series 2014A
5.00%, 09/01/2035	1,000	1,167,200
Series 2016B
5.00%, 09/01/2030-09/01/2033	9,515	11,783,440
Series 2019A
3.00%, 09/01/2036	5,000	5,408,950
Series 2019B
1.65%, 09/01/2049	3,445	3,517,173
Metropolitan Transportation Authority
Series 2011D
5.00%, 11/15/2029 (Pre-refunded/ETM)	4,300	4,615,663
Series 2012
5.00%, 11/15/2020	2,295	2,360,637
Series 2012F
5.00%, 11/15/2027	7,070	7,843,670
Series 2014B
5.00%, 11/15/2044	12,000	13,660,200
Series 2017C
5.00%, 11/15/2033	5,000	6,357,300
Series 2018C
5.00%, 09/01/2020	2,905	2,963,042
Series 2020A
4.00%, 02/01/2022	15,000	15,849,600
Metropolitan Transportation Authority
(Metropolitan Transportation Authority Ded Tax)
Series 2016A
5.25%, 11/15/2034-11/15/2035	15,740	20,067,824
Monroe County Industrial Development Corp./NY
(Rochester General Hospital (The))
Series 2017
5.00%, 12/01/2034	1,150	1,408,152
Monroe County Industrial Development Corp./NY
(St. Ann's of Greater Rochester Obligated Group)
5.00%, 01/01/2040	2,150	2,431,242
Nassau County Industrial Development Agency
(Amsterdam House Continuing Care Retirement
Community, Inc.)
Series 2014A
6.50%, 01/01/2032	1,590	1,615,933
Series 2014C
2.00%, 01/01/2049(c) (d) (e)	572	85,873

	Principal
	Amount
	(000)	U.S. $ Value
Nassau County Local Economic Assistance Corp.
(South Nassau Communities Hospital)
Series 2012
5.00%, 07/01/2031-07/01/2037	$6,195	$6,649,702
New York City Municipal Water Finance Authority
Series 2013BB
5.00%, 06/15/2046	5,000	5,632,500
New York City Transitional Finance Authority
Building Aid Revenue
(New York City Transitional Finance Authority
Building Aid Revenue State Lease)
Series 2015S
5.00%, 07/15/2035	5,160	6,245,870
Series 2018S
5.00%, 07/15/2043	7,000	8,864,590
New York City Transitional Finance Authority
Future Tax Secured Revenue
Series 2013I
5.00%, 05/01/2032 (Pre-refunded/ETM)	5	5,651
5.00%, 05/01/2032-05/01/2033	12,495	14,113,977
Series 2016F
5.00%, 02/01/2032	10,000	12,277,800
New York City Trust for Cultural Resources
(American Museum of Natural History (The))
Series 2014A
5.00%, 07/01/2033	4,080	4,793,592
New York City Trust for Cultural Resources
(Whitney Museum of American Art)
Series 2011
5.00%, 07/01/2031	9,675	9,995,533
New York Convention Center Development Corp.
(New York Convention Center Development Corp.
Hotel Occupancy Tax)
Series 2015
5.00%, 11/15/2034-11/15/2035	15,220	18,579,644
New York Liberty Development Corp.
(4 World Trade Center LLC)
Series 2011
5.00%, 11/15/2031	2,225	2,383,064
New York Liberty Development Corp.
(One Bryant Park LLC)
2.625%, 09/15/2069	7,780	8,294,647
2.80%, 09/15/2069	5,780	6,172,057
New York State Dormitory Authority
Series 2010A
5.00%, 07/01/2026 (Pre-refunded/ETM)	6,795	6,889,043
Series 2011A
5.00%, 07/01/2028 (Pre-refunded/ETM)	3,190	3,375,307
Series 2013A
5.25%, 07/01/2030 (Pre-refunded/ETM)	2,000	2,304,500
New York State Dormitory Authority
(Barnard College)
Series 2015A
4.00%, 07/01/2032	1,300	1,486,420
New York State Dormitory Authority
(Catholic Health System Obligated Group)
5.00%, 07/01/2035	1,245	1,601,058
New York State Dormitory Authority
(Cornell University)

	Principal
	Amount
	(000)	U.S. $ Value
Series 2008B
5.00%, 07/01/2027	$4,925	$4,993,851
Series 2008C
5.00%, 07/01/2029	2,000	2,027,960
New York State Dormitory Authority
(Icahn School of Medicine at Mount Sinai)
Series 2015A
5.00%, 07/01/2031-07/01/2033	6,000	7,159,830
New York State Dormitory Authority
(Montefiore Obligated Group)
Series 2018
5.00%, 08/01/2032-08/01/2035	5,465	6,995,978
Series 2020
4.00%, 09/01/2037-09/01/2039	2,145	2,548,402
New York State Dormitory Authority
(New School (The))
Series 2016A
5.00%, 07/01/2035-07/01/2036	5,815	7,098,973
New York State Dormitory Authority
(Northwell Health Obligated Group)
Series 2015A
5.00%, 05/01/2033	5,000	5,981,750
New York State Dormitory Authority
(NYU Langone Hospitals)
Series 2014
5.00%, 07/01/2031	1,000	1,167,810
New York State Dormitory Authority
(Orange Regional Medical Center Obligated
Group)
Series 2017
5.00%, 12/01/2032-12/01/2037(a)	4,000	4,845,820
New York State Dormitory Authority
(Ozanam Hall of Queens Nursing Home, Inc.)
Series 2006
5.00%, 11/01/2021	520	521,326
New York State Dormitory Authority
(Pratt Institute)
Series 2016
5.00%, 07/01/2030	1,000	1,230,910
New York State Dormitory Authority
(Rochester Institute of Technology)
5.00%, 07/01/2049	4,770	6,048,265
Series 2010
5.00%, 07/01/2023-07/01/2025	5,335	5,409,743
Series 2020A
5.00%, 07/01/2036-07/01/2040(f)	2,380	3,068,227
New York State Dormitory Authority
(St. John's University)
Series 2015A
5.00%, 07/01/2033-07/01/2034	2,000	2,380,150
New York State Dormitory Authority
(State of New York Pers Income Tax)
Series 2015E
5.00%, 03/15/2034	4,000	4,851,440

	Principal
	Amount
	(000)	U.S. $ Value
Series 2017B
5.00%, 02/15/2033	$12,095	$15,398,386
New York State Dormitory Authority
(Teachers College)
Series 2012
5.00%, 07/01/2034	2,535	2,770,223
Series 2012A
5.00%, 07/01/2031	1,200	1,313,496
New York State Dormitory Authority
(Trustees of Columbia University in the City of New
York (The))
5.00%, 10/01/2045	3,250	5,395,032
New York State Dormitory Authority
(Trustees of Columbia University IN the City of
New York (The))
Series 2018A
5.00%, 10/01/2048	9,425	16,163,309
New York State Environmental Facilities Corp.
(Casella Waste Systems, Inc.)
Series 2014
2.875%, 12/01/2044(a)	3,125	3,242,250
New York State Environmental Facilities Corp.
(New York City Municipal Water Finance Authority)
Series 2010A
5.00%, 06/15/2029	2,000	2,023,820
Series 2017E
5.00%, 06/15/2042	2,100	2,610,615
New York State Thruway Authority
(New York State Thruway Authority Gen Toll
Road)
Series 2014
5.00%, 01/01/2031-01/01/2032	15,000	17,853,650
Series 2016A
5.00%, 01/01/2032	5,000	6,098,600
5.25%, 01/01/2056	2,940	3,532,175
Series 2019B
4.00%, 01/01/2037	1,575	1,911,058
New York State Thruway Authority
(State of New York Pers Income Tax)
Series 2010A
5.00%, 03/15/2028	5,000	5,111,500
New York Transportation Development Corp.
(American Airlines, Inc.)
Series 2016
5.00%, 08/01/2021-08/01/2031	9,440	9,886,576
New York Transportation Development Corp.
(Delta Air Lines, Inc.)
Series 2018
5.00%, 01/01/2030-01/01/2036	16,245	20,057,313
New York Transportation Development Corp.
(Laguardia Gateway Partners LLC)
Series 2016A
4.00%, 07/01/2032-07/01/2033	4,250	4,691,980
5.00%, 07/01/2034-07/01/2046	8,505	9,836,091
Niagara Area Development Corp.
(Covanta Holding Corp.)
Series 2018A
4.75%, 11/01/2042(a)	5,000	5,395,150

	Principal
	Amount
	(000)	U.S. $ Value
Onondaga Civic Development Corp.
Series 2012
5.00%, 07/01/2042 (Pre-refunded/ETM)	$2,610	$2,864,840
Onondaga County Industrial Development Agency
(Bristol-Myers Squibb Co.)
Series 1994
5.75%, 03/01/2024	3,000	3,521,550
Onondaga County Trust for Cultural Resources
(Syracuse University)
Series 2011
5.00%, 12/01/2028-12/01/2029	2,135	2,289,635
Orange County Funding Corp.
(The Hamlet at Wallkill)
Series 2013
6.50%, 01/01/2046	2,100	2,172,660
Port Authority of New York & New Jersey
Series 2010
5.00%, 07/15/2031	13,000	13,202,280
Series 2013178
5.00%, 12/01/2031	5,000	5,726,150
Series 2014
5.00%, 09/01/2031	5,000	5,850,550
Port Authority of New York & New Jersey
(JFK International Air Terminal LLC)
NATL Series 1997
5.75%, 12/01/2022	4,320	4,444,891
Schenectady County Capital Resource Corp.
(Trustees of Union College)
Series 2017
5.00%, 01/01/2040	2,600	3,156,712
Suffolk County Economic Development Corp.
Series 2011
5.00%, 07/01/2028 (Pre-refunded/ETM)	875	924,035
Suffolk County Economic Development Corp.
(Catholic Health Services of Long Island Obligated
Group)
Series 2011
5.00%, 07/01/2028	5,115	5,391,926
Series 2014C
5.00%, 07/01/2031	2,500	2,878,250
Suffolk County Economic Development Corp.
(Peconic Landing at Southold, Inc.)
5.00%, 12/01/2040(f)	1,500	1,701,555
Series 2010
5.875%, 12/01/2030	2,340	2,428,663
Syracuse Industrial Development Agency
(Carousel Center Co. LP)
5.00%, 01/01/2030-01/01/2036	3,150	3,524,279
Series 2016A
5.00%, 01/01/2033-01/01/2035	3,460	3,877,167
Triborough Bridge & Tunnel Authority
Series 2011A
5.00%, 01/01/2028 (Pre-refunded/ETM)	5,000	5,398,300
Series 2013C
5.00%, 11/15/2032	5,000	5,659,700
Series 2017B
5.00%, 11/15/2036	3,000	3,784,860
Series 2018

	Principal
	Amount
	(000)	U.S. $ Value
5.00%, 11/15/2043	$5,000	$6,337,800
Troy Capital Resource Corp.
(Rensselaer Polytechnic Institute)
5.00%, 09/01/2035-09/01/2039(f)	9,200	12,012,622
Series 2010A
5.00%, 09/01/2030	3,000	3,061,140
TSASC, Inc./NY
5.00%, 06/01/2045	3,350	3,507,182
Series 2017A
5.00%, 06/01/2041	10,850	12,574,499
Ulster County Capital Resource Corp.
(Woodland Pond at New Paltz)
Series 2017
5.00%, 09/15/2037	1,515	1,586,569
5.25%, 09/15/2042-09/15/2053	875	918,017
Utility Debt Securitization Authority
Series 2013T
5.00%, 12/15/2031	10,000	11,516,700
Westchester County Healthcare Corp./NY
Series 2010B
6.00%, 11/01/2030 (Pre-refunded/ETM)	870	900,233
Westchester County Healthcare Corp./NY
(Westchester County Health Care Corp. Obligated
Group)
Series 2010B
6.00%, 11/01/2030	130	134,404
Westchester County Local Development Corp.
(Kendal on Hudson)
Series 2013
5.00%, 01/01/2034	1,800	1,957,716
Westchester County Local Development Corp.
(Purchase Housing Corp. II)
Series 2017
5.00%, 06/01/2042-06/01/2047	2,000	2,413,270
Westchester County Local Development Corp.
(Westchester County Health Care Corp. Obligated
Group)
Series 2016
5.00%, 11/01/2046	6,825	7,850,797
Westchester Tobacco Asset Securitization Corp.
Series 2016B
5.00%, 06/01/2041	1,000	1,130,310
		655,506,328
Alabama – 0.2%
Tuscaloosa County Industrial Development
Authority
(Hunt Refining Co.)
Series 2019A
5.25%, 05/01/2044(a)	1,270	1,515,313
American Samoa – 0.3%
American Samoa Economic Development
Authority
(Territory of American Samoa)
7.125%, 09/01/2038(a)	1,270	1,539,316
Series 2015A

	Principal
	Amount
	(000)	U.S. $ Value
6.625%, 09/01/2035	$280	$319,186
		1,858,502
California – 0.4%
Golden State Tobacco Securitization Corp.
Series 2018A
5.00%, 06/01/2047	2,385	2,531,487
Colorado – 0.1%
Colorado Health Facilities Authority
(CommonSpirit Health)
Series 2019A
5.00%, 08/01/2044	570	709,097
Florida – 0.8%
Capital Trust Agency, Inc.
(Provision Cares Proton Therapy Center - Orlando)
Series 2018A
7.50%, 06/01/2048(a)	235	258,484
Florida Development Finance Corp.
1.90%, 01/01/2049 (Pre-refunded/ETM)	5,000	5,001,650
Marshall Creek Community Development District
Series 2016
6.32%, 05/01/2045	45	44,162
Marshall Creek Community Development District
(Marshall Creek Community Development District
2002A)
Series 2002
5.00%, 05/01/2032	625	614,900
		5,919,196
Georgia – 0.2%
Municipal Electric Authority of Georgia
5.00%, 01/01/2037-01/01/2059	1,020	1,233,646
Guam – 2.2%
Guam Government Waterworks Authority
Series 2016
5.00%, 01/01/2046	1,275	1,478,936
Series 2017
5.00%, 07/01/2034-07/01/2040	2,475	2,971,738
Guam Power Authority
Series 2017A
5.00%, 10/01/2036-10/01/2038	4,430	5,297,939
Territory of Guam
5.00%, 11/15/2031	135	162,742
Territory of Guam
(Territory of Guam Business Privilege Tax)
Series 2011A
5.25%, 01/01/2036	5,665	6,026,257
		15,937,612
Illinois – 0.8%
Chicago Board of Education
Series 2018A
5.00%, 12/01/2031	1,710	2,145,742
Illinois Finance Authority
(Illinois Institute of Technology)
4.00%, 09/01/2037-09/01/2041	215	240,192

	Principal
	Amount
	(000)	U.S. $ Value
5.00%, 09/01/2036-09/01/2038	$215	$265,343
Metropolitan Pier & Exposition Authority
5.00%, 06/15/2050(f)	2,520	3,087,605
		5,738,882
Indiana – 0.1%
Indiana Finance Authority
(RES Polyflow Indiana LLC)
7.00%, 03/01/2039(a)	800	826,368
Kentucky – 0.0%
Kentucky Economic Development Finance
Authority
(CommonSpirit Health)
Series 2019A
5.00%, 08/01/2044	105	130,623
Maryland – 0.1%
City of Baltimore MD
(Harbor Point Special Taxing District)
3.50%, 06/01/2039(a)	650	680,329
Series 2019B
3.70%, 06/01/2039(a)	200	203,422
		883,751
Michigan – 0.0%
City of Detroit MI
5.00%, 04/01/2036	245	285,102
North Dakota – 0.0%
County of Grand Forks ND
6.375%, 12/15/2043(f)	250	251,005
Ohio – 1.4%
Buckeye Tobacco Settlement Financing Authority
Series 2007A
5.75%, 06/01/2034	1,505	1,506,821
5.875%, 06/01/2030	1,505	1,506,866
Series 2020B
5.00%, 06/01/2055(f)	4,950	5,588,748
Ohio Water Development Authority Water Pollution
Control Loan Fund
(Energy Harbor Nuclear Generation LLC)
Series 2016A
4.375%, 06/01/2033	1,500	1,608,750
		10,211,185
Puerto Rico – 1.8%
Puerto Rico Electric Power Authority
AGM Series 2007V
5.25%, 07/01/2031	710	794,987
Puerto Rico Highway & Transportation Authority
AGC Series 2005L
5.25%, 07/01/2041	645	724,987
AGC Series 2007N
5.25%, 07/01/2034-07/01/2036	1,630	1,839,635
AGM Series 2007C
5.25%, 07/01/2036	100	112,799

	Principal
	Amount
	(000)	U.S. $ Value
NATL Series 2005L
5.25%, 07/01/2035	$120	$129,596
NATL Series 2007N
5.25%, 07/01/2032	135	147,030
Puerto Rico Housing Finance Authority
(Puerto Rico Housing Finance Authority Cap Fd
Prog)
Series 2003
5.00%, 12/01/2020	1,795	1,842,406
Puerto Rico Industrial Tourist Educational Medical
& Environmental Control Facilities Financing Auth
(AES Puerto Rico LP)
Series 2000
6.625%, 06/01/2026	1,715	1,770,738
Puerto Rico Industrial Tourist Educational Medical
& Environmental Control Facilities Financing Auth
(Sistema Universitario Ana G Mendez
Incorporado)
Series 2012
5.125%, 04/01/2032	1,000	1,028,000
Puerto Rico Public Buildings Authority
(Commonwealth of Puerto Rico)
NATL Series 2007
6.00%, 07/01/2025	340	379,212
Puerto Rico Sales Tax Financing Corp. Sales Tax
Revenue
Series 2018A
Zero Coupon, 07/01/2029	654	529,766
Series 2019A
4.329%, 07/01/2040	675	748,508
4.55%, 07/01/2040	73	82,137
5.00%, 07/01/2058	2,055	2,351,680
		12,481,481
Tennessee – 0.5%
Bristol Industrial Development Board
(Bristol Industrial Development Board Sales Tax)
Series 2016A
5.00%, 12/01/2035(a)	820	867,002
Chattanooga Health Educational & Housing
Facility Board
(CommonSpirit Health)
Series 2019A
4.00%, 08/01/2037-08/01/2038	195	228,436
5.00%, 08/01/2044-08/01/2049	1,710	2,124,409
		3,219,847
Texas – 0.9%
Mission Economic Development Corp.
(Natgasoline LLC)
Series 2018
4.625%, 10/01/2031(a)	1,455	1,579,927
New Hope Cultural Education Facilities Finance
Corp.
(Morningside Ministries Obligated Group)
5.00%, 01/01/2055(f)	100	112,285

	Principal
	Amount
	(000)	U.S. $ Value
Tarrant County Cultural Education Facilities
Finance Corp.
(Stayton at Museum Way)
Series 2020A
5.75%, 12/01/2054	$1,000	$1,066,200
Texas Private Activity Bond Surface Transportation
Corp.
(LBJ Infrastructure Group LLC)
Series 2010
7.00%, 06/30/2040	2,700	2,750,517
7.50%, 06/30/2032	1,225	1,251,374
		6,760,303
Washington – 0.1%
Washington Health Care Facilities Authority
(CommonSpirit Health)
Series 2019A
5.00%, 08/01/2044	245	304,787
Washington State Housing Finance Commission
(Presbyterian Retirement Communities Northwest
Obligated Group)
Series 2019A
5.00%, 01/01/2044-01/01/2055(a)	510	584,500
		889,287
Wisconsin – 0.4%
UMA Education, Inc.
5.00%, 10/01/2022-10/01/2029(a)	1,685	1,946,860
Wisconsin Health & Educational Facilities Authority
(St. Camillus Health System Obligated Group)
5.00%, 11/01/2054	100	110,966
Wisconsin Public Finance Authority
(Maryland Proton Treatment Center LLC)
Series 2018A-1
6.375%, 01/01/2048(a)	525	567,336
		2,625,162
Total Municipal Obligations
(cost $674,380,824)		729,514,177
	Shares
SHORT-TERM INVESTMENTS – 0.8%
Investment Companies – 0.8%
AB Fixed Income Shares, Inc. - Government
Money Market Portfolio - Class AB, 1.52%(g) (h)
(i)
(cost $5,289,524)	5,289,524	5,289,524

U.S. $ Value
Total Investments – 102.8%
(cost $679,670,348)(j)	$734,803,701
Other assets less liabilities – (2.8)%	(19,846,776)
Net Assets – 100.0%	$714,956,925

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
			Payments	Payments				Upfront
Notional			made	received	Payment			Premiums	Unrealized
Amount		Termination	by the	by the	Frequency Paid/	Market		Paid	Appreciation/
(000)		Date	Fund	Fund	Received	Value		(Received)	(Depreciation)
USD	31,790	06/17/2024	1.760%	CPI#	Maturity	$(478,176)	$	— $	(478,176)
USD	6,660	08/09/2024	1.690%	CPI#	Maturity	(82,125)		(5,773)	(76,352)
USD	16,480	01/15/2025	1.671%	CPI#	Maturity	(178,831)		—	(178,831)
USD	5,959	01/15/2025	1.637%	CPI#	Maturity	(66,852)		—	(66,852)
USD	13,331	01/15/2025	1.673%	CPI#	Maturity	(174,299)		—	(174,299)
						$(980,283)		$(5,773)	$(974,510)

# Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
			Payments	Payments				Upfront
Notional			made	received	Payment			Premiums		Unrealized
Amount		Termination	by the	by the	Frequency Paid/	Market		Paid	Appreciation/
(000)		Date	Fund	Fund	Received	Value		(Received)	(Depreciation)
					Quarterly/
USD	34,300	06/17/2021	3 Month LIBOR	1.907%	Semi-Annual $	376,738	$		— $	376,738
					Quarterly/
USD	20,110	08/09/2022	3 Month LIBOR	1.486%	Semi-Annual	254,581			—	254,581
					Quarterly/
USD	10,000	09/09/2024	3 Month LIBOR	1.359%	Semi-Annual	208,289			—	208,289
					Quarterly/
USD	10,330	01/15/2025	3 Month LIBOR	1.566%	Semi-Annual	296,099			—	296,099
					Quarterly/
USD	2,372	02/05/2025	3 Month LIBOR	1.361%	Semi-Annual	45,173			—	45,173
					Quarterly/
USD	5,328	02/06/2025	3 Month LIBOR	1.419%	Semi-Annual	116,656			—	116,656
					Quarterly/
USD	6,985	10/09/2029	3 Month LIBOR	1.473%	Semi-Annual	271,725			—	271,725
					Quarterly/
USD	6,950	02/07/2030	3 Month LIBOR	1.624%	Semi-Annual	344,385			—	344,385
						$1,913,646	$		— $	1,913,646

INFLATION (CPI) SWAPS

			Rate Type
			Payments	Payments	Payment			Upfront
	Notional		made	received	Frequency			Premiums	Unrealized
	Amount	Termination	by the	by the	Paid/	Market		Paid	Appreciation/
Swap Counterparty	(000)	Date	Fund	Fund	Received	Value		(Received)	(Depreciation)
JPMorgan Chase
Bank, NA	USD	16,57508/30/2020	2.210%	CPI#	Maturity $	(167,500)	$	— $	(167,500)
Barclays Bank PLC	USD	18,35909/20/2020	2.263%	CPI#	Maturity	(208,817)		—	(208,817)

			Rate Type
			Payments	Payments	Payment			Upfront
	Notional		made	received	Frequency			Premiums		Unrealized
	Amount	Termination	by the	by the	Paid/	Market		Paid	Appreciation/
Swap Counterparty	(000)	Date	Fund	Fund	Received	Value		(Received)	(Depreciation)
Barclays Bank PLC	USD	9,40110/15/2020	2.210%	CPI#	Maturity $	(99,326)	$		— $	(99,326)
Barclays Bank PLC	USD	16,95610/15/2020	2.208%	CPI#	Maturity	(178,287)			—	(178,287)
Citibank, NA	USD	12,33010/17/2020	2.220%	CPI#	Maturity	(132,887)			—	(132,887)
JPMorgan Chase
Bank, NA	USD	22,20007/15/2024	2.165%	CPI#	Maturity	(631,428)			—	(631,428)
						$(1,418,245)	$		— $	(1,418,245)

# Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

INTEREST RATE SWAPS

			Rate Type
			Payments	Payments	Payment			Upfront
	Notional		made	received	Frequency			Premiums		Unrealized
	Amount	Termination	by the	by the	Paid/	Market		Paid	Appreciation/
Swap Counterparty	(000)	Date	Fund	Fund	Received	Value		(Received)	(Depreciation)
Citibank, NA	USD	9,39510/09/2029	1.120%	SIFMA*	Quarterly $	(277,618)	$		— $	(277,618)
Citibank, NA	USD	9,39510/09/2029	1.125%	SIFMA*	Quarterly	(282,477)			—	(282,477)
						$(560,095)	$		— $	(560,095)

Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA)

*Municipal Swap Index

(a)Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2020, the aggregate market value of these securities amounted to $24,611,917 or 3.4% of net assets.

(b)Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.14% of net assets as of February 29, 2020, are considered illiquid and restricted. Additional information regarding such securities follows:

				Percentage
144A/Restricted & Illiquid	Acquisition		Market	of
Securities	Date	Cost	Value	Net Assets
Jefferson County Industrial
Development Agency
(ReEnergy Black River LLC)
5.25%, 01/01/2024	11/13/2014	$ 1,001,008	$ 1,006,810	0.14%

(c)Illiquid security.

(d)Non-income producing security.

(e)Defaulted.

(f)When-Issued or delayed delivery security.

(g)Affiliated investments.

(h)The rate shown represents the 7-day yield as of period end.

(i)To obtain a copy of the fund's shareholder report, please go to the Securities and Exchange Commission's website at www.sec.gov, or call AB at (800) 227-4618.

(j)As of February 29, 2020, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $57,095,275 and gross unrealized depreciation of investments was $(3,001,126), resulting in net unrealized appreciation of $54,094,149.

As of February 29, 2020, the Portfolio's percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 1.8% and 0.0%, respectively.

Glossary:

AGC – Assured Guaranty Corporation AGM – Assured Guaranty Municipal ETM – Escrowed to Maturity

LIBOR – London Interbank Offered Rates NATL – National Interstate Corporation

AB Municipal Income Fund, Inc.

AB New York Portfolio

February 29, 2020 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio's own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•Level 1 - quoted prices in active markets for identical investments

•Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio's investments by the above fair value hierarchy levels as of February 29, 2020:

Investments in Securities:	Level 1	Level 2	Level 3		Total
Assets:
Long-Term Municipal Bonds	$—	$729,514,177		$—	$729,514,177
Short-Term Investments	5,289,524	—		—	5,289,524
Total Investments in Securities	5,289,524	729,514,177		—	734,803,701
Other Financial Instruments(a):
Assets:
Centrally Cleared Interest Rate Swaps	—	1,913,646		—	1,913,646
Liabilities:
Centrally Cleared Inflation (CPI) Swaps	—	(980,283)		—	(980,283)
Inflation (CPI) Swaps	—	(1,418,245)		—	(1,418,245)
Interest Rate Swaps	—	(560,095)		—	(560,095)
Total	$5,289,524	$728,469,200		$—	$733,758,724(b)

(a)Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

(b)The amount of $20,896,628 for Long-Term Municipal Bonds was transferred out of Level 3 into Level 2 as improved transparency of price inputs received from pricing vendors has increased the observability during the reporting period.

A summary of the Portfolio's transactions in AB mutual funds for the nine months ended February 29, 2020 is as follows:

	Market Value	Purchases	Sales	Market Value	Dividend
	05/31/2019	at Cost	Proceeds	02/29/2020	Income
Fund	(000)	(000)	(000)	(000)	(000)
Government Money Market Portfolio	$10,869	$135,251	$140,830	$5,290	$293